LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Twelve months ending December 31,
2021	¥ 922,634
2022	1,585,344
2023	2,581,585
2024	2,020,680
2025	1,406,764
Thereafter	2,972,373
Long-term borrowings	¥ 11,489,380	¥ 8,768,997